Assets Not Freely Disposable - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Mandatory reserve deposits [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 9,975	€ 9,359
Netherlands [member] | Debt securities [member] | Loans and advances to customers [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	45,530	46,320
Germany [member] | Debt securities [member] | Loans and advances to customers [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	13,222	12,143
Belgium [member] | Debt securities [member] | Loans and advances to customers [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	11,298	11,894
Australia [member] | Debt securities [member] | Loans and advances to customers [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	4,150	2,638
USA [member] | Debt securities [member] | Loans and advances to customers [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 1,010	€ 1,183